Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2018
Stock-Based Compensation
Schedule of the stock-based compensation

	Year Ended December 31,
	2016	2017	2018
	(In thousands)
Cost of revenues	$2,616	$3,716	$3,522
Sales and marketing	5,357	8,264	6,837
Product development	15,076	21,879	21,187
General and administrative	13,853	14,178	9,465
	$36,902	$48,037	$41,011

Summary of the number of shares available for issuance

Shares Available
(In thousands)
December 31, 2015	20,217
Addition	—
Granted*	(1,917)
Cancelled/expired/forfeited	578

December 31, 2016	18,878
Addition	—
Granted*	(736)
Cancelled/expired/forfeited	398

December 31, 2017	18,540
Addition	—
Granted*	(1,597)
Cancelled/expired/forfeited	350

December 31, 2018	17,293

*For the years ended December 31, 2016, 2017 and 2018, 1.9 million, 0.7 million and 1.6 million restricted share units were granted under the 2014 Plan, respectively. No options were granted for the three-year period ended December 31, 2018.

Summary of option activities under the Company's stock option program

			Weighted Average
	Options	Weighted Average	Remaining	Aggregate
	Outstanding	Exercise Price	Contractual Life	Intrinsic Value
	(In thousands)		(In years)	(In thousands)
December 31, 2015	6,303	$1.26	2.4	$114,975
Granted	—	$—
Exercised	(3,625)	$1.10
Cancelled/expired/forfeited	(91)	$3.37

December 31, 2016	2,587	$1.41	1.6	$101,403
Granted	—	$—
Exercised	(2,122)	$1.04
Cancelled/expired/forfeited	(28)	$0.68

December 31, 2017	437	$3.24	2.0	$43,800
Granted	—	$—
Exercised	(248)	$3.14
Cancelled/expired/forfeited	(5)	$1.16

December 31, 2018	184	$3.45	1.5	$10,089

Vested and expected to vest as of December 31, 2017	437	$3.24	2.0	$43,800
Exercisable as of December 31, 2017	437	$3.24	2.0	$43,800

Vested and expected to vest as of December 31, 2018	184	$3.45	1.5	$10,089
Exercisable as of December 31, 2018	184	$3.45	1.5	$10,089

Schedule of stock options outstanding

		Weighted		Weighted	Weighted Average
	Options	Average	Options	Average	Remaining
Range of Exercise Prices	Outstanding	Exercise Price	Exercisable	Exercise Price	Contractual Life
	(In thousands)		(In thousands)		(In years)
As of December 31, 2017
$ 0.96 - $1.80	31	$0.97	31	$0.97	0.2
$ 3.25 - $3.36	179	$3.33	179	$3.33	1.4
$ 3.43 - $3.50	227	$3.48	227	$3.48	2.6
	437	$3.24	437	$3.24	2.0

As of December 31, 2018
$ 3.25 - $3.36	32	$3.30	32	$3.30	0.8
$ 3.43 - $3.50	152	$3.48	152	$3.48	1.7
	184	$3.45	184	$3.45	1.5

Performance-Based Restricted Share Units
Stock-Based Compensation
Summary of restricted share unit activities

		Weighted-Average
		Grant Date
	Shares Granted	Fair Value
	(In thousands)
December 31, 2015	—	$—
Awarded	111	$27.00
Cancelled	(3)	$27.00

December 31, 2016	108	$27.00
Awarded	155	$50.45
Vested	(102)	$27.00
Cancelled	(32)	$46.42

December 31, 2017	129	$50.32
Awarded	191	$86.63
Vested	(126)	$50.32
Cancelled	(190)	$86.90

December 31, 2018	4	$87.14

Service-Based Restricted share Units
Stock-Based Compensation
Summary of restricted share unit activities

		Weighted-
		Average
	Shares	Grant Date
	Granted	Fair Value
	(In
	thousands)
December 31, 2015	6,501	$13.98
Awarded	1,806	$24.94
Vested	(2,274)	$14.73
Cancelled	(575)	$14.58

December 31, 2016	5,458	$17.23
Awarded	581	$62.87
Vested	(2,406)	$17.01
Cancelled	(366)	$17.72

December 31, 2017	3,267	$25.45
Awarded	1,406	$68.18
Vested	(1,757)	$21.59
Cancelled	(160)	$44.00

December 31, 2018	2,756	48.62